SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of stock option activity [Table Text Block]
			Weighted	Weighted average
		Weighted	average	remaining
	Number of	average exercise	fair value	contractual life (in
	options	price ($Cdn)	($Cdn)	years)
Closing Balance, December 31, 2023	1,040,000	0.065	0.065	0.51
Expired	(1,040,000)	0.065
Closing Balance, December 31, 2024	-	-	-	-
Closing Balance, December 31, 2025	-	-	-	-